Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current	$ 582,682	$ 540,001	$ 470,443
Consulting Services [Member] | Shareholder [Member]
Related Party Transactions (Details) [Line Items]
Accounts Payable, Related Parties, Current			230,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	156,000
Shares Issued, Price Per Share	$ 0.65
Due to Related Parties, Current	114,434	100,000	211,800	278,800
Former Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current			$ 17,455